Concentration of Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) integer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 USD ($)
Credit Risk and Concentrations
Cash and cash equivalent | $	$ 44,405	$ 151,770	$ 249,430	$ 47,149
Accounts Receivable [Member]
Credit Risk and Concentrations
Concentration risk, percentage	10.00%	88.00%	10.00%
Number of supplier	0		0
Revenue Benchmark [Member] | Customers [Member]
Credit Risk and Concentrations
Concentration risk, percentage	10.00%	10.00%	10.00%
Number of customers	0		0
Revenue Benchmark [Member] | Related Parties [Member]
Credit Risk and Concentrations
Concentration risk, percentage	0.00%	37.00%	40.00%